Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation expense
Stock-based compensation	$ 29,624	$ 30,354	$ 30,360
Stock-based compensation expense (income), net of tax	21,886	22,085	23,437
Stock-based compensation expense per basic and diluted share (in dollars per share)	$ 0.11
Stock-based compensation expense per basic share (in dollars per share)		$ 0.12	$ 0.14
Stock-based compensation expense per diluted share (in dollars per share)		$ 0.11	$ 0.13
Excess tax benefits (deficiency) from stock-based compensation	(60)	2,389	1,045
Continuing Operations
Stock-based compensation expense
Stock-based compensation	29,624	30,354	30,360
Continuing Operations | Cost of sales (excluding depreciation and amortization)
Stock-based compensation expense
Stock-based compensation	680	293	1,392
Continuing Operations | Selling, general and administrative expenses
Stock-based compensation expense
Stock-based compensation	$ 28,944	$ 30,061	$ 28,968